INCOME TAX BENEFIT - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued interest to foreign related parties	$ 1,660	$ 581
Lease liability	2,434	0
Intangibles	0	4,108
Formation costs	1,509	1,629
Net operating losses	13,117	4,995
Inventory reserve	1,731	81
Transaction costs	0	1,358
Other temporary differences	646	1,148
Accrued compensation	1,377	831
R&D tax credits	379	379
Non-deductible interest carryover	3,350	1,422
Below market contract	2,373	0
Capitalized research	2,538	0
Investment in Waldencast LP	3,466	0
Total deferred tax assets	34,580	16,532
Deferred tax liabilities:
Goodwill	(285)	(2,794)
Fixed asset basis	(370)	(226)
Lease asset	(2,025)	0
Intangibles	(46,206)	0
Inventory	0	0
Total deferred tax liabilities	(48,886)	(3,020)
Net deferred tax (liabilities) assets	(14,306)	13,512
Less: valuation allowance	(7,944)	(14,060)	$ 0
Net deferred tax liabilities	$ (22,250)	$ (548)